Shareholders’ Equity (Deficit)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Shareholders’ Equity (Deficit) [Abstract]
Shareholders’ equity (deficit)

11.    Shareholders’ equity (deficit)

On November 13, 2023, the Company issued a total of 5,189,500 Class A ordinary shares, being the maximum aggregate number of shares which may be issued under the 2022 Share Incentive Plan (see Note 12) of the Company, to Nanoeco Ltd (“Nanoeco”), a British Virgin Islands limited liability company wholly owned by Kastle Limited, who has been designated as the nominee holder for the 5,189,500 Class A ordinary shares, which serves as the ESOP platform. During the six months ended June 30, 2024, a total of 81,853 options were exercised by employees at exercise price of US$ 0.0002 per share and the shares were transferred to the employees from the ESOP platform.

On January 25, 2024, the shareholders of the Company approved a 2-for-1 reverse stock split (the “reverse stock split”). After such reverse stock split, the authorized share capital of the Company were divided into 250,000,000 ordinary shares with par value of US$0.0002 each, comprising of :1) 121,410,923 Class A ordinary shares with par value of $0.0002 each, 2) 28,589,078 Class B ordinary shares with par value of $0.0002 each, and 3) 99,999,999 shares of a par value of US$0.0002 each of such class or classes (however designated) as the board of directors of the Company (the “Directors”) may determine. The reverse stock split was effective on January 31, 2024. All information related to the Company’s ordinary shares, restricted stock units and stock options, as well as all per share data included in these unaudited financial statements and footnotes have been retrospectively adjusted to reflect the reverse stock split for all periods presented.

On April 11, 2024, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement) with certain investors (collectively, the “Investors”), pursuant to which the Company agreed to issue and sell to the Investors, in a private placement (the “Offering”), the Company’s Class A ordinary shares at a purchase price of $1.15 per share and warrants to purchase Class A ordinary shares at an exercise price of $1.26 per share. The warrants were exercisable immediately upon closing and have a term of exercise equal to five years. The Company issued an aggregate of 4,347,825 Class A ordinary shares and warrants to purchase 6,521,737 shares of Class A ordinary shares pursuant to the Purchase Agreement for gross proceeds of approximately US$5.0 million. The Company received all the net proceeds of approximately US$4.3 million (approximately RMB30.6 million) after deducting placement agent’s fees and other offering expenses by April 16, 2024.

As of December 31, 2023 and June 30, 2024, 4,684,943 and 4,603,090 Class A ordinary shares held by the ESOP platform are considered issued but not outstanding. As of December 31, 2023 and June 30, 2024, there were a total of 70,516,380 and 74,864,205 Class A and Class B ordinary shares issued, 65,831,437 and 70,261,115 Class A and Class B ordinary shares outstanding, respectively.

11.    Shareholders’ equity (deficit)

On January 8, 2021, Nano Labs Ltd was incorporated in the Cayman Islands. The authorized share capital of the Company is 250,000,000 ordinary shares with par value of US$0.0002 each after giving effects of the reverse stock split as described in Note 1.

In April and May 2021, the Company entered into agreements with fourteen new shareholders to issue a total of 10,375,500 ordinary shares for total cash proceeds of RMB 81,000,000 (approximately US$12,600,000). In August 2021, the Company entered into agreements with six new shareholders to issue a total of 1,895,000 ordinary shares for total consideration of US$18,950,000 (approximately RMB122,300,000).

Immediately prior to the completion of the initial public offering (“IPO”) on July 12, 2022, the Company adopted a dual-class share structure, consisting of Class A ordinary shares and Class B ordinary shares, with par value of US$0.0002 per share. 28,589,078 ordinary shares, beneficially owned by Mr. Jianping Kong and Mr. Qifeng Sun, the founders of the Company, were re-designated into Class B ordinary shares on a one-for-one basis, and the remaining 23,305,924 ordinary shares were re-designated into Class A ordinary shares on a one-for-one basis.

Each Class A ordinary share is entitled to one vote per share and each Class B ordinary share is entitled to 15 votes per share. Each Class B ordinary share is convertible at any time into one Class A ordinary share, while Class A ordinary shares are not convertible into Class B ordinary shares.

On July 14, 2022, the Company completed the IPO with new issuance of ADSs representing 1,770,000 Class A ordinary shares at a price of US$11.50 per ADS and per ordinary share for gross proceeds of approximately US$20.4 million. The Company received all the net proceeds of approximately US$16.6 million (approximately RMB111,939,400) after deducting underwriting discounts and commissions and other offering expenses by July 14, 2022.

On September 30, 2022, the Company completed the supplemental offering with new issuance of ADSs representing 2,083,334 Class A ordinary shares at price of US$2.40 per ADS and per ordinary share for gross proceeds of approximately US$5.0 million. The Company received all the net proceeds of approximately US$4.5 million (approximately RMB32,103,786) after deducting underwriting discounts and commissions and other offering expenses by October 5, 2022.

On July 28, 2023, the Company entered into agreements with Mr. Jianping Kong, the chairman and chief executive officer, and Mr. Qifeng Sun, the vice chairman, along with their respective affiliates (the “Lenders”), who together provided interest-free loans in the total amount of US$10 million (approximately RMB72,802,000) (“the Loans”), to fund the Company’s research and development initiatives directed towards the advancement of ASIC chips, smart-NICs, and vision computing chips. On September 5, 2023, the Company and the lenders entered into agreements to convert the Loans into an aggregate of 9,578,544 Class A ordinary shares of the Company for no additional consideration. The share issuance was completed on September 13, 2023.

On November 13, 2023, the Company issued a total of 5,189,500 Class A ordinary shares, being the maximum aggregate number of shares which may be issued under the 2022 Share Incentive Plan (see Note 12) of the Company, to Nanoeco Ltd (“Nanoeco”), a British Virgin Islands limited liability company wholly owned by Kastle Limited, who has been designated as the nominee holder for the 5,189,500 Class A ordinary shares, which serves as the ESOP platform. During the year ended December 31, 2023, a total of 504,557 options were exercised by employees at exercise price of US$0.0002 per share and the shares were transferred to the employees from the ESOP platform.

On December 29, 2023, Citibank N.A. distributed a notification regarding the amendment to the deposit agreement, dated December 19, 2023, as amended, and the termination of American depositary receipts facility for the Company’s American depositary shares, effective from February 1, 2024.

As of December 31, 2022 and 2023, nil and 4,684,943 Class A ordinary shares held by the ESOP platform are considered issued but not outstanding. As of December 31, 2022 and 2023, there were a total of 55,748,336 and 70,516,380 Class A and Class B ordinary shares issued,55,748,336 and 65,831,437 Class A and Class B ordinary shares outstanding, respectively.